Cover	Feb. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 20, 2026 (the “Original Filing Date”), Velo3D, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, under Item 5.02, certain compensation arrangements for the Company’s Chief Executive Officer, Arun Jeldi.z The Original Form 8-K indicated that Mr. Jeldi would be entitled to a performance-based stock option grant and described such award as an “annual” award. This characterization did not accurately reflect the Compensation Committee’s intent. This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) is being filed solely to (i) clarify that the contemplated performance-based stock option grant is intended to be a one-time award in lieu of routine annual equity awards over a multi-year period and not an annual award, and (ii) update the disclosure to provide additional details regarding the expected material terms of such one-time award. Except as described in this Amendment, the Original Form 8-K remains unchanged.
Document Period End Date	Feb. 13, 2026
Entity File Number	001-39757
Entity Registrant Name	Velo3D, Inc.
Entity Central Index Key	0001825079
Entity Tax Identification Number	98-1556965
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2710 Lakeview Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(408)
Local Phone Number	610-3915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	VELO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false